Financial Instruments Investments in Marketable Debt Securities	12 Months Ended
Dec. 31, 2020
Cash Equivalents And Marketable Securities [Abstract]
Financial Instruments Investments in Marketable Debt Securities
5.     Financial Instruments
Investments in Marketable Debt Securities
As of December 31, 2020, the amortized cost, gross unrealized gains, gross unrealized losses and fair values of marketable debt securities which were considered as available-for-sale,
by type of security were as follows (in thousands):

	December 31, 2020
	Weighted- Average Remaining Contractual Life (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Current:
Corporate debt securities	0.3	$54,789	$2	$(19)	$54,772
Mutual funds		35	2	—	37

Current portion		54,824	4	(19)	54,809
Noncurrent:
Foreign bonds	5.7	861	89	—	950

Noncurrent portion		861	89	—	950

Total		$55,685	$93	$(19)	$55,759

On December 31, 2019, the amortized cost, gross unrealized gains, gross unrealized losses and fair values of marketable debt securities which were considered as available-for-sale,
by type of security were as follows (in thousands):

	December 31, 2019
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Current:
Corporate debt securities	$32,382	$10	$(3)	$32,389
Foreign government bonds	1,007	—	—	1,007
Government-sponsored securities	2,752	—	(4)	2,748
Mutual funds	36	—	—	36

Current portion	36,177	10	(7)	36,180
Noncurrent:
Corporate debt securities	1,501	—	(4)	1,497
Foreign bonds	664	—	—	664

Noncurrent portion	2,165	—	(4)	2,161

Total	$38,342	$10	$(11)	$38,341

Accumulated unrealized losses on debt securities classified as available-for-sale
that have been in a continuous loss position for less than 12months and for more than 12months as of December 31, 2020 and 2019, were as follows (in thousands):

	December 31, 2020
	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Corporate debt securities	$42,762	$(19)	$—	$—

Total	$42,762	$(19)	$—	$—

	December 31, 2019
	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Corporate debt securities	$11,021	$(3)	$1,497	$(4)
Government-sponsored securities	—	—	2,748	(4)

Total	$11,021	$(3)	$4,245	$(8)

We review all
available-for-sale
investments for other-than-temporary declines in fair value below its cost basis each quarter and whenever events or changes in circumstances indicate that the cost basis of an asset may not be recoverable. The evaluation is based on a number of factors, including the length of time and the extent to which the fair value has been below their cost basis as well as adverse conditions related specifically to the security, such as any changes to the credit rating of the security and the intent to sell or whether we will more likely than not be required to sell the security before recovery of its amortized cost basis. As of December 31, 2020, a total of 34 of the securities were in an unrealized loss position. We evaluated our securities for other-than-temporary impairment and concluded that the decline in value was primarily caused by current economic and market conditions. We do not intend to sell the investments and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost bases. Therefore, we did not recognize any other-than-temporary impairment losses during the years ended December 31, 2020 and 2019.
We recognized realized gains and losses on sales of
available-for-sale
debt securities as follows (in thousands):

	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)
2020	$4	$(13)	$(9)
2019	$4	$(8)	$(4)
Marketable Equity Securities
We held investments in marketable equity securities with readily determinable fair values of $6.3 million and $3.4 million as of December 31, 2020 and 2019, respectively, which were included in marketable securities
on the combined consolidated balance sheets. For the years ended December 31, 2020 and 2019, we recognized net unrealized gains of $3.0 million and losses of $0.3 million, respectively which were included in the interest and investment income, net
on the combined consolidated statements of operations. Gains and losses recognized on equity securities with readily determinable fair values, including gains and losses recognized on sales, were not material for the years ended December 31, 2020 and 2019.